First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.4%
	Aerospace & Defense — 5.6%
973	AeroVironment, Inc. (a)	$90,888
580	Axon Enterprise, Inc. (a)	111,888
329	HEICO Corp., Class A	40,089
456	Hexcel Corp.	31,459
3,662	Kratos Defense & Security Solutions, Inc. (a)	48,119
3,620	Leonardo DRS, Inc. (a)	54,662
		377,105
	Air Freight & Logistics — 0.4%
383	Hub Group, Inc., Class A (a)	28,174
	Automobile Components — 1.1%
184	Fox Factory Holding Corp. (a)	16,361
236	Gentherm, Inc. (a)	12,971
334	Visteon Corp. (a)	44,616
		73,948
	Beverages — 2.9%
900	Celsius Holdings, Inc. (a)	112,977
926	Duckhorn Portfolio (The), Inc. (a)	12,066
768	MGP Ingredients, Inc.	73,006
		198,049
	Biotechnology — 7.3%
738	ACELYRIN, Inc. (a)	13,358
371	Apellis Pharmaceuticals, Inc. (a)	31,850
427	Arrowhead Pharmaceuticals, Inc. (a)	14,693
649	Biomea Fusion, Inc. (a)	22,040
1,524	Crinetics Pharmaceuticals, Inc. (a)	33,269
262	Cytokinetics, Inc. (a)	9,875
2,467	Exelixis, Inc. (a)	47,564
1,478	Halozyme Therapeutics, Inc. (a)	47,931
83	Karuna Therapeutics, Inc. (a)	18,804
267	Krystal Biotech, Inc. (a)	31,466
601	Merus N.V. (a)	13,054
325	Morphic Holding, Inc. (a)	18,687
444	Natera, Inc. (a)	20,917
983	Nuvalent, Inc., Class A (a)	41,384
878	TG Therapeutics, Inc. (a)	23,381
722	Vaxcyte, Inc. (a)	35,753
1,769	Xenon Pharmaceuticals, Inc. (a)	68,160
		492,186
	Building Products — 2.0%
303	AAON, Inc.	26,243
1,949	AZEK (The) Co., Inc. (a)	45,314
266	Simpson Manufacturing Co., Inc.	31,439
631	Trex Co., Inc. (a)	32,402
		135,398
Shares	Description	Value

	Capital Markets — 1.1%
150	Evercore, Inc., Class A	$16,192
53	MarketAxess Holdings, Inc.	14,438
357	Piper Sandler Cos.	45,471
		76,101
	Chemicals — 0.5%
296	Balchem Corp.	36,595
	Commercial Services & Supplies — 1.5%
269	Casella Waste Systems, Inc., Class A (a)	24,253
1,090	Montrose Environmental Group, Inc. (a)	38,248
102	MSA Safety, Inc.	14,031
165	Tetra Tech, Inc.	22,683
		99,215
	Communications Equipment — 0.5%
335	Calix, Inc. (a)	15,614
502	Digi International, Inc. (a)	18,047
		33,661
	Construction & Engineering — 2.2%
669	Ameresco, Inc., Class A (a)	28,821
246	Arcosa, Inc.	16,152
344	Comfort Systems USA, Inc.	50,905
214	EMCOR Group, Inc.	35,276
393	WillScot Mobile Mini Holdings Corp. (a)	16,930
		148,084
	Consumer Finance — 2.2%
613	Encore Capital Group, Inc. (a)	26,402
4,894	EZCORP, Inc., Class A (a)	40,816
756	FirstCash Holdings, Inc.	74,496
257	PRA Group, Inc. (a)	4,806
		146,520
	Consumer Staples Distribution & Retail — 0.8%
1,691	Chefs’ Warehouse (The), Inc. (a)	52,607
	Containers & Packaging — 0.4%
1,286	O-I Glass, Inc. (a)	26,646
	Diversified Consumer Services — 0.9%
394	Bright Horizons Family Solutions, Inc. (a)	33,726
182	Duolingo, Inc. (a)	27,222
		60,948
	Diversified Telecommunication Services — 0.8%
911	Iridium Communications, Inc.	54,697

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment — 0.5%
127	Atkore, Inc. (a)	$14,830
437	NEXTracker, Inc., Class A (a)	16,715
		31,545
	Electronic Equipment, Instruments & Components — 1.7%
249	Badger Meter, Inc.	34,330
370	Cognex Corp.	20,335
520	National Instruments Corp.	30,056
1,833	nLight, Inc. (a)	26,505
		111,226
	Energy Equipment & Services — 1.5%
798	Cactus, Inc., Class A	25,201
4,434	TechnipFMC PLC (a)	58,263
364	Weatherford International PLC (a)	20,544
		104,008
	Entertainment — 0.4%
267	World Wrestling Entertainment, Inc., Class A	27,053
	Financial Services — 2.2%
1,252	Flywire Corp. (a)	37,610
534	Nuvei Corp. (a)	16,762
558	Shift4 Payments, Inc., Class A (a)	34,998
959	Toast, Inc., Class A (a)	20,110
211	WEX, Inc. (a)	34,995
		144,475
	Food Products — 0.2%
1,315	Mission Produce, Inc. (a)	16,043
	Ground Transportation — 0.7%
163	Saia, Inc. (a)	46,318
	Health Care Equipment & Supplies — 5.2%
687	Alphatec Holdings, Inc. (a)	10,415
174	Glaukos Corp. (a)	9,921
247	Inspire Medical Systems, Inc. (a)	72,245
48	Insulet Corp. (a)	13,164
244	iRhythm Technologies, Inc. (a)	27,882
173	Lantheus Holdings, Inc. (a)	14,980
1,596	Neogen Corp. (a)	27,914
588	NuVasive, Inc. (a)	22,438
592	Omnicell, Inc. (a)	43,465
91	Shockwave Medical, Inc. (a)	25,033
703	Tandem Diabetes Care, Inc. (a)	18,271
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
562	TransMedics Group, Inc. (a)	$40,835
748	Treace Medical Concepts, Inc. (a)	19,897
		346,460
	Health Care Providers & Services — 1.8%
884	Acadia Healthcare Co., Inc. (a)	62,437
840	HealthEquity, Inc. (a)	46,032
517	Option Care Health, Inc. (a)	14,243
		122,712
	Health Care Technology — 0.7%
1,038	HealthStream, Inc.	23,895
714	Schrodinger, Inc. (a)	23,883
		47,778
	Hotels, Restaurants & Leisure — 4.0%
240	Boyd Gaming Corp.	15,295
683	Papa John’s International, Inc.	47,885
2,649	Playa Hotels & Resorts N.V. (a)	23,550
256	Texas Roadhouse, Inc.	27,622
562	Wingstop, Inc.	112,040
1,491	Xponential Fitness, Inc., Class A (a)	39,497
		265,889
	Household Durables — 1.1%
388	Installed Building Products, Inc.	40,561
161	Meritage Homes Corp.	18,568
289	Skyline Champion Corp. (a)	16,800
		75,929
	Insurance — 2.9%
223	Kinsale Capital Group, Inc.	67,565
734	Palomar Holdings, Inc. (a)	40,120
195	RenaissanceRe Holdings Ltd.	36,732
1,166	Ryan Specialty Holdings, Inc. (a)	47,561
		191,978
	IT Services — 1.1%
2,227	Fastly, Inc., Class A (a)	36,256
187	Globant S.A. (a)	34,372
		70,628
	Life Sciences Tools & Services — 3.0%
689	Azenta, Inc. (a)	29,799
666	BioLife Solutions, Inc. (a)	15,551
493	Bio-Techne Corp.	40,322
169	ICON PLC (a)	36,002
98	Medpace Holdings, Inc. (a)	20,283
668	OmniAb, Inc. (a)	2,886
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	$0
294	Repligen Corp. (a)	49,369
217	Syneos Health, Inc. (a)	9,027
		203,239
	Machinery — 3.1%
276	Chart Industries, Inc. (a)	30,285
265	Esab Corp.	15,561
554	Federal Signal Corp.	29,356
1,002	Kornit Digital Ltd. (a)	22,495
221	Lindsay Corp.	26,034
234	RBC Bearings, Inc. (a)	46,400
702	Shyft Group (The), Inc.	16,504
316	SPX Technologies, Inc. (a)	24,130
		210,765
	Metals & Mining — 1.5%
1,320	ATI, Inc. (a)	45,645
701	Carpenter Technology Corp.	31,973
1,271	Osisko Gold Royalties Ltd.	20,158
		97,776
	Oil, Gas & Consumable Fuels — 2.9%
1,874	Cameco Corp.	52,172
216	Denbury, Inc. (a)	19,477
1,945	Magnolia Oil & Gas Corp., Class A	37,597
5,838	Southwestern Energy Co. (a)	27,847
2,273	Viper Energy Partners L.P.	58,598
		195,691
	Personal Care Products — 3.1%
3,147	BellRing Brands, Inc. (a)	115,243
653	elf Beauty, Inc. (a)	67,925
173	Inter Parfums, Inc.	21,729
		204,897
	Pharmaceuticals — 2.9%
335	Axsome Therapeutics, Inc. (a)	24,716
1,178	DICE Therapeutics, Inc. (a)	37,237
378	Ligand Pharmaceuticals, Inc. (a)	26,490
848	Pacira BioSciences, Inc. (a)	32,249
494	Revance Therapeutics, Inc. (a)	15,097
1,302	Supernus Pharmaceuticals, Inc. (a)	43,148
389	Ventyx Biosciences, Inc. (a)	13,409
		192,346
	Professional Services — 3.3%
135	ExlService Holdings, Inc. (a)	20,377
210	Exponent, Inc.	19,177
406	FTI Consulting, Inc. (a)	76,332
Shares	Description	Value

	Professional Services (Continued)
337	ICF International, Inc.	$37,740
658	Maximus, Inc.	53,272
81	Paylocity Holding Corp. (a)	13,993
		220,891
	Semiconductors & Semiconductor Equipment — 5.7%
577	Aehr Test Systems (a)	19,053
373	Ambarella, Inc. (a)	26,975
496	Axcelis Technologies, Inc. (a)	78,145
191	Impinj, Inc. (a)	19,547
366	Lattice Semiconductor Corp. (a)	29,759
1,315	Maxeon Solar Technologies Ltd. (a)	36,544
454	Onto Innovation, Inc. (a)	48,737
428	Power Integrations, Inc.	36,979
966	Rambus, Inc. (a)	61,785
203	Silicon Laboratories, Inc. (a)	28,556
		386,080
	Software — 11.8%
470	Agilysys, Inc. (a)	34,940
132	Appfolio, Inc., Class A (a)	18,896
79	Aspen Technology, Inc. (a)	12,950
935	Box, Inc., Class A (a)	26,339
503	CyberArk Software Ltd. (a)	77,829
504	Descartes Systems Group (The), Inc. (a)	38,974
1,942	EngageSmart, Inc. (a)	36,859
909	Envestnet, Inc. (a)	47,568
335	Five9, Inc. (a)	22,147
370	Guidewire Software, Inc. (a)	30,703
689	Instructure Holdings, Inc. (a)	16,922
429	Manhattan Associates, Inc. (a)	77,829
726	Model N, Inc. (a)	23,174
189	Monday.com Ltd. (a)	34,058
1,224	PROS Holdings, Inc. (a)	37,112
250	Qualys, Inc. (a)	31,565
746	Rapid7, Inc. (a)	35,599
662	SPS Commerce, Inc. (a)	103,140
1,057	Tenable Holdings, Inc. (a)	43,326
36	Tyler Technologies, Inc. (a)	14,290
1,030	Varonis Systems, Inc. (a)	27,068
		791,288
	Specialty Retail — 1.1%
1,513	aka Brands Holding Corp. (a)	609
3,493	Farfetch Ltd., Class A (a)	17,221
98	Five Below, Inc. (a)	16,907
135	Floor & Decor Holdings, Inc., Class A (a)	12,327

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
921	Revolve Group, Inc. (a)	$14,018
2,416	Sportsman’s Warehouse Holdings, Inc. (a)	10,944
		72,026
	Technology Hardware, Storage & Peripherals — 2.2%
658	Super Micro Computer, Inc. (a)	147,359
	Textiles, Apparel & Luxury Goods — 1.0%
306	Crocs, Inc. (a)	34,357
656	Skechers U.S.A., Inc., Class A (a)	33,699
		68,056
	Trading Companies & Distributors — 2.6%
252	Applied Industrial Technologies, Inc.	30,986
1,256	Core & Main, Inc., Class A (a)	33,585
1,191	FTAI Aviation Ltd.	33,408
545	SiteOne Landscape Supply, Inc. (a)	75,150
		173,129
	Total Common Stocks	6,605,519
	(Cost $6,502,481)
MONEY MARKET FUNDS — 1.7%
112,329	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (f)	112,329
	(Cost $112,329)

	Total Investments — 100.1%	6,717,848
	(Cost $6,614,810)
	Net Other Assets and Liabilities — (0.1)%	(3,476)
	Net Assets — 100.0%	$6,714,372

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s Advisor.
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At May 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows:

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$203,239	$203,239	$—	$— **
Other Industry Categories*	6,402,280	6,402,280	—	—
Money Market Funds	112,329	112,329	—	—
Total Investments	$6,717,848	$6,717,848	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

Restricted Securities
As of May 31, 2023 the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Securities	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/2022	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/2022	46	0.00	0	0	0.00
				$0	$0	0.00%